Non-cash stock-based compensation - Summary of Information on Warrants Activity (Detail) - Non Employee Warrants [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2024 € / shares	Jun. 30, 2023 € / shares	Dec. 31, 2023 € / shares	Dec. 31, 2022 € / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Option exercisable, beginning balance	338,875	896,225	896,225
Option exercisable, granted	0	0
Option exercisable, change in coversion ratios	20,332
Option exercisable, exercised	0	0
Option exercisable, forfeited or expired	0	0
Option exercisable, ending balance	359,207	896,225	338,875	896,225
Weighted average exercise price per share, beginning balance	€ 26.69	€ 27.18	€ 27.18
Weighted- average exercise price per share, granted	0	0
Weighted - average exercise price per share, Additional shares due to change in conversion ratios	26.69
Weighted- average exercise price per share, exercised	0	0
Weighted- average exercise price per share, forfeited or expired	€ 0	€ 0
Option outstanding, beginning balance	338,875	896,225	896,225
Option outstanding, granted	0	0
Option outstanding, change in conversion ratios	20,332
Option Outstanding, exercised	0	0
Option outstanding, forfeited or expired	0	0
Option outstanding, ending balance	359,207	896,225	338,875	896,225
Weighted- average exercise price per share, beginning balance	€ 26.69	€ 27.18	€ 27.18
Weighted average exercise price per share, granted	0	0
Weighted average exercise price per share, Additional shares due to change in conversion ratios	26.69
Weighted average exercise price per share, exercised	0	0
Weighted average exercise price per share, forfeited or expired	0	0
Weighted average exercise price per share, ending balance	€ 26.69	€ 27.18	€ 26.69	€ 27.18
Remaining Average Useful Life	1 year 10 months 24 days	2 years 9 months 18 days	2 years 4 months 24 days	3 years 3 months 18 days